CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share issuance costs		$ 3,920
Series A Preferred stock
Share issuance costs		$ 19,700
Conversion of preferred stock price per share		$ 0.80
Conversion liability into common stock per share		$ 0.80
Series B Preferred Stock
Share issuance costs		$ 493,770
Conversion of preferred stock price per share	$ 0.80
Conversion liability into common stock per share	$ 0.40
Series C Preferred Stock
Share issuance costs	$ 92,331
Conversion of preferred stock price per share	$ 0.40
Conversion liability into common stock per share	$ 0.25